Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2015
Registrant Name	dei_EntityRegistrantName	Calvert World Values Fund Inc
Central Index Key	dei_EntityCentralIndexKey	0000884110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2015
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2015
Prospectus Date	rr_ProspectusDate	Jan. 31, 2015
Calvert International Equity Fund
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	cik0000743773_SupplementTextBlock
CALVERT BALANCED PORTFOLIO
CALVERT EQUITY PORTFOLIO
CALVERT LARGE CAP CORE PORTFOLIO
CALVERT INTERNATIONAL EQUITY FUND
Supplement to
Calvert Equity and Asset Allocation Funds Prospectus (Class A, B, C and Y)
dated January 31, 2015
Calvert Equity Funds Prospectus (Class I)
dated January 31, 2015
Date of Supplement: October 1, 2015
Effective immediately, Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Large Cap Core Portfolio and Calvert International Equity Fund (each a “Fund”) have adopted the Calvert Principles for Responsible Investment. Furthermore, effective November 16, 2015, Calvert Balanced Portfolio has approved the addition of certain portfolio managers for the fixed-income assets of the Fund to better reflect a team approach to portfolio management.
Responsible Investment Principles
Effective immediately, each Prospectus is hereby amended as follows:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The last two paragraphs under “Investments, Risks and Performance – Principal Investment Strategies” in the Fund Summary for each Fund is deleted and replaced with the following:
Responsible Investing. In conjunction with Calvert’s financial analysis, Calvert’s comprehensive responsible investment principles guide our investment research processes and decision-making. The principles are applied across industries and to specific companies in order to inform our view of risk and opportunity factors that may affect investment performance.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Under "Investments, Risks and Performance – Principal Risks” in the Fund Summary for each Fund, delete “Sustainable and Socially Responsible Investing Risk" and insert the following:
Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The application of responsible investment principles may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance, depending on whether such sectors or investments are in or out of favor in the market.